ING MUTUAL FUNDS

ING Global Opportunities Fund

ING MAYFLOWER TRUST

ING International Value Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated May 6, 2011

to the Funds’ Class A, Class B, Class C, Class I,

and Class W Prospectus dated February 28, 2011

(“Prospectus”)

ING Global Opportunities Fund

Effective May 1, 2011 the Fund’s Prospectus was revised as follows:

1.               The section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectus, is deleted in its entirety and replaced with the following:

Portfolio Managers
Dirk-Jan Verzuu	Huub van der Riet
Portfolio Manager (since 06/10)	Portfolio Manager (since 05/11)
Alex van der Laan
Portfolio Manager (since 05/11)

2.               The second and third paragraphs of the section entitled “Management of the Funds — ING Global Opportunities Fund” of the Fund’s Prospectus are hereby deleted and replaced with the following:

Huub van der Riet, Senior Portfolio Manager, is the Head of Sector Funds. Mr. van der Riet joined IIMA in 2001. Before joining IIMA, he worked at Aegon Asset Management (1998 - 2001) as a portfolio manager European Equities. Before that he worked at ABN AMRO Asset Management (1995 -1998) as a commercial/ investment analyst.

Alex van der Laan, CFA, is a Senior Investment Analyst in the Global Emerging Markets Corporate Analytics Team, covering the Consumer Sectors (Equity and Credits). He joined IIMA in 1999 as a Sector Specialist in the Financials team where he focused on Asian banks and diversified Financials. Prior to that Mr. van der Laan was involved in Corporate Bond sales at ABN AMRO (1998 - 1999).

ING International Value Fund

Effective immediately, the Fund’s Prospectus is revised as follows:

1.               The section entitled “Portfolio Management — Sub-Adviser — ING Investment Management Co. —  Portfolio Managers” of the summary section of the Fund’s Prospectus, is deleted in its entirety and replaced with the following:

Portfolio Managers
Martin Jansen	Joseph Vultaggio
Portfolio Manager (since 12/10)	Assistant Portfolio Manager (since 01/09)
David Rabinowitz
Senior Sector Analyst (since 04/11)

2.               The fourth paragraph of the section entitled “Management of the Funds — ING International Value Fund — ING Investment Management Co.” of the Fund’s Prospectus is hereby deleted and replaced with the following:

David Rabinowitz joined ING IM in January 2008 as the Director of Equity Research and Senior Sector Analyst covering the consumer staples sector. He was employed by JPMorgan from May 2002 to November 2007 where he held several equity leadership positions. Most recently, he served as Director of Emerging Markets Equity Research, and before that, was the Director of Global Sector Research. Previously, he was a global consumer strategist at UBS Warburg and prior to that, he was a U.S. equity analyst for Smith Barney and Sanford C. Bernstein & Company.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING Global Opportunities Fund

ING Global Bond Fund

ING MAYFLOWER TRUST

ING International Value Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated May 6, 2011

to the Funds’ Class A, Class B, Class C, Class I, Class O

and Class W Statement of Additional Information dated February 28, 2011

(“SAI”)

ING Global Bond Fund

Effective immediately, the Fund’s SAI is amended to reflect the following:

1.                         The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers — Global Opportunities Fund” in the Fund’s SAI are hereby deleted in their entirety and replaced with the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael Mata	4	$4,056,973,260	17	$2,851,036,677	42	$9,788,867,082
Christine Hurstellers(1)	16	$4,986,042,942	16	$2,932,006,944	57	$96,169,293,077

(1)          As of March 31, 2011.

Ownership of Securities

Dollar Range of
Portfolio Manager	Fund Shares Owned
Michael Mata	$100,001- $500,000
Christine Hurstellers (1)	None

(1) As of March 31, 2011.

ING Global Opportunities Fund

Effective May 1, 2011 the Fund’s SAI was amended to reflect the following:

1.                         The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers — Global Opportunities Fund” in the Fund’s SAI are hereby deleted in their entirety and replaced with the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Dirk-Jan Verzuu	1	$127,000,000	2	$94,000,000	0	$0
Alex van der Laan(1)	0	$0	0	$0	0	$0
Huub van der Riet(1)	0	$0	7	$546,999,000	2	$59,211,200

(1)          As of March 31, 2011.

Ownership of Securities

Dollar Range of
Portfolio Manager	Fund Shares Owned
Dirk-Jan Verzuu	None
Alex van der Laan (1)	None
Huub van der Riet (1)	None

(1) As of March 31, 2011.

ING International Value Fund

Effective immediately, the Fund’s SAI is amended to reflect the following:

1.                                       The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers — International Value Fund — ING IM” in the Fund’s SAI are hereby deleted and replaced with the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Martin Jansen	3	$290,819,180	0	$0	4	$134,787,575
Joseph Vultaggio	3	$1,289,818,385	0	$0	0	$0
David Rabinowitz(1)	0	$0	0	$0	0	$0

(1)          As of March 31, 2011.

Ownership of Securities

Dollar Range of
Portfolio Manager	Fund Shares Owned
Martin Jansen	None
Joseph Vultaggio	$100,001 - $500,000
David Rabinowitz (1)	None

(1) As of March 31, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE